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American Funds
Insurance Series®

Prospectus Supplement

October 1, 2008

For the following prospectuses dated May 1, 2008

Class 1 shares
Class 2 shares

Please keep this Supplement with your Prospectus.

1.	The following information is added to the “Investment results” section of the respective Prospectus (Class 1 or Class 2 prospectus) under the fund indicated in the chart below:

The funds’ cumulative total returns for the six months ended June 30, 2008 were:

Fund name	Class 1	Class 2
Global Discovery Fund	–12.91%	–13.04%
Global Growth Fund	–9.64	–9.74
Global Small Capitalization Fund	–12.28	–12.39
Growth Fund	–7.60	–7.71
International Fund	–11.69	–11.83
New World Fund	–8.58	–8.68
Blue Chip Income and Growth Fund	–15.07	–15.13
Global Growth and Income Fund	–9.41	–9.52
Growth-Income Fund	–11.00	–11.08
Asset Allocation Fund	–6.22	–6.36
Bond Fund	–0.39	–0.44
Global Bond Fund	3.69	3.61
High-Income Bond Fund	–1.50	–1.65
U.S. Government/AAA-Rated Securities Fund	1.11	1.00
Cash Management Fund	1.29	1.17

2.	The table of portfolio counselors in the Prospectus is amended in its entirety to read as follows:

Multiple portfolio counselor system

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
James K. Dunton Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 25 years (since the fund’s inception) Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 46 years, all with Capital Research and Management Company or affiliate
Donald D. O’Neal President and Trustee	Serves as an equity portfolio counselor for: Growth-Income Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate
Alan N. Berro Senior Vice President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 9 years	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 17 years with Capital Research and Management Company or affiliate
Abner D. Goldstine Senior Vice President	Serves as a fixed-income portfolio counselor for: Bond Fund — 13 years (since the fund’s inception) High-Income Bond Fund — 11 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 56 years in total; 41 years with Capital Research and Management Company or affiliate
John H. Smet Senior Vice President	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 16 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate
Claudia P. Huntington Vice President
Serves as an equity portfolio counselor for:
Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Global Discovery Fund — 7 years (since the fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 36 years in total; 33 years with Capital Research and Management Company or affiliate
Robert W. Lovelace Vice President	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate
Susan M. Tolson Vice President
Serves as a fixed-income portfolio counselor for:
High-Income Bond Fund — 14 years (plus 2 years of prior experience as an investment analyst for the fund)
Asset Allocation Fund — 9 years
Global Bond Fund — 2 years (since the fund’s inception)
Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 15 years New World Fund — 9 years (since the fund’s inception) Bond Fund — 11 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 27 years in total; 20 years with Capital Research and Management Company or affiliate
Donnalisa Barnum	Serves as an equity portfolio counselor for: Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 13 years, all with Capital Research and Management Company or affiliate
Gordon Crawford	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years (since the fund’s inception) Global Discovery Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 37 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 3 years Global Bond Fund — 2 years (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 30 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years (since the fund’s inception) Global Discovery Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 6 years Growth-Income Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 15 years with Capital Research and Management Company or affiliate
Alwyn W. Heong	Serves as an equity portfolio counselor for: International Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 16 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 1 year	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate
Thomas H. Hogh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 2 years (since the fund’s inception) U.S. Government/AAA-Rated Securities Fund — 11 years Bond Fund — 1 year	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 2 years (since the fund’s inception) Growth Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 36 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 2 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 17 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Asset Allocation Fund — 4 years Growth Fund — 3 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with Capital Research and Management Company or affiliate
Sung Lee	Serves as an equity portfolio counselor for: International Fund — 3 years International Growth and Income Fund — less than 1 year (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus
Serves as an equity portfolio counselor for:
International Fund — 2 years (plus 8 years of prior experience as an investment analyst for the fund)
International Growth and Income Fund — less than 1 year (since the fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with Capital Research and Management Company or affiliate
Mark R. Macdonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 23 years in total; 14 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 5 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 40 years in total; 11 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 3 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 33 years in total; 28 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — less than 1 year (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with Capital Research and Management Company or affiliate
C. Ross Sappenfield	Serves as an equity portfolio counselor for: Growth-Income Fund — 9 years Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 11 years, all with Capital Research and Management Company or affiliate
Steven T. Watson
Serves as an equity portfolio counselor for:
Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 2 years (since the fund’s inception)
Senior Vice President — Capital World Investors Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate
Paul A. White	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 20 years in total; 10 years with Capital Research and Management Company or affiliate

3.
The paragraph under the heading “Financial highlights” is amended in its entirety to read as set forth below and the following line items are added to the “Financial highlights” table in the Prospectus:

The Financial Highlights table is intended to help you understand the funds’ results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request (except for the six months ended June 30, 2008). Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month periods presented has been derived from each funds’ unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the periods presented.

		(Loss) income from investment operations[2]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses)gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets. end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[3]	Ratio of net income (loss) to average net assets[3]
Global Discovery Fund
Class 1
6/30/08[10]	$14.09	$.10	$(1.91)	$(1.81)	$—	$(.30)	$(.30)	$11.98	(12.91)%	$ 30	.60%[6]	.54%[6]	1.51%[6]
Class 2
6/30/08[10]	14.02	.08	(1.90)	(1.82)	—	(.30)	(.30)	11.90	(13.04)	220	.85[6]	.79[6]	1.27[6]
Global Growth Fund
Class 1
6/30/08[10]	$25.15	$.34	$(2.74)	$(2.40)	$ (.05)	$(1.75)	$(1.80)	$20.95	(9.64)%	$ 891	.54%[6]	.49%[6]	2.87%[6]
Class 2
6/30/08[10]	25.00	.30	(2.71)	(2.41)	(.04)	(1.75)	(1.79)	20.80	(9.74)	4,861	.79[6]	.74[6]	2.53[6]
Global Small Capitalization Fund
Class 1
6/30/08[10]	$27.20	$.11	$(3.39)	$(3.28)	$—	$(2.88)	$(2.88)	$21.04	(12.28)%	$ 400	.74%[6]	.67%[6]	.89%[6]
Class 2
6/30/08[10]	26.95	.07	(3.35)	(3.28)	—	(2.88)	(2.88)	20.79	(12.39)	3,384	.99[6]	.92[6]	.62[6]
Growth Fund
Class 1
6/30/08[10]	$67.22	$.40	$(5.38)	$(4.98)	$ (.08)	$(6.26)	$(6.34)	$55.90	(7.60)%	$ 6,912	.33%[6]	.30%[6]	1.26%[6]
Class 2
6/30/08[10]	66.72	.30	(5.32)	(5.02)	(.05)	(6.26)	(6.31)	55.39	(7.71)	21,927	.58[6]	.55[6]	.95[6]
Class 3
6/30/08[10]	67.21	.32	(5.36)	(5.04)	(.06)	(6.26)	(6.32)	55.85	(7.69)	363	.51[6]	.48[6]	1.03[6]
International Fund
Class 1
6/30/08[10]	$24.81	$.36	$(3.24)	$(2.88)	$(.04)	$(2.74)	$(2.78)	$19.15	(11.69)%	$ 2,627	.52%[6]	.47%[6]	3.12%[6]
Class 2
6/30/08[10]	24.72	.29	(3.19)	(2.90)	(.03)	(2.74)	(2.77)	19.05	(11.83)	7,750	.77[6]	.72[6]	2.59[6]
Class 3
6/30/08[10]	24.80	.31	(3.20)	(2.89)	(.04)	(2.74)	(2.78)	19.13	(11.77)	100	.70[6]	.65[6]	2.69[6]
New World Fund
Class 1
6/30/08[10]	$25.88	$.29	$(2.48)	$(2.19)	$(.08)	$(1.70)	$(1.78)	$21.91	(8.58)%	$ 309	.80%[6]	.73%[6]	2.41%[6]
Class 2
6/30/08[10]	25.69	.26	(2.46)	(2.20)	(.07)	(1.70)	(1.77)	21.72	(8.68)	1,771	1.05[6]	.98[6]	2.13[6]
Blue Chip Income and Growth Fund
Class 1
6/30/08[10]	$11.53	$.12	$(1.84)	$(1.72)	$(.04)	$ (.65)	$ (.69)	$ 9.12	(15.07)%	$ 260	.43%[6]	.39%[6]	2.33%[6]
Class 2
6/30/08[10]	11.45	.10	(1.81)	(1.71)	(.04)	(.65)	(.69)	9.05	(15.13)	3,520	.68[6]	.64[6]	1.91[6]
Global Growth and Income
Class 1
6/30/08[10]	$11.78	$.16	$(1.27)	$(1.11)	$—	$ (.07)	$ (.07)	$10.60	(9.41)%	$ 96	.61%[6]	.55%[6]	2.81%[6]
Class 2
6/30/08[10]	11.75	.14	(1.26)	(1.12)	—	(.07)	(.07)	10.56	(9.52)	2,263	.86[6]	.80[6]	2.57[6]
Growth-Income Fund
Class 1
6/30/08[10]	$42.52	$.40	$(4.99)	$(4.59)	$(.14)	$(2.36)	$(2.50)	$35.43	(11.00)%	$ 6,378	.28%[6]	.25%[6]	2.00%[6]
Class 2
6/30/08[10]	42.26	.34	(4.95)	(4.61)	(.12)	(2.36)	(2.48)	35.17	(11.08)	19,317	.53[6]	.50[6]	1.72[6]
Class 3
6/30/08[10]	42.51	.35	(4.98)	(4.63)	(.12)	(2.36)	(2.48)	35.40	(11.05)	330	.46[6]	.43[6]	1.80[6]
Asset Allocation Fund
Class 1
6/30/08[10]	$18.51	$.25	$(1.39)	$(1.14)	$(.08)	$ (.67)	$ (.75)	$16.62	(6.22)%	$ 2,318	.31%[6]	.28%[6]	2.85%[6]
Class 2
6/30/08[10]	18.39	.23	(1.39)	(1.16)	(.07)	(.67)	(.74)	16.49	(6.36)	6,842	.56[6]	.53[6]	2.61[6]
Class 3
6/30/08[10]	18.50	.24	(1.38)	(1.14)	(.08)	(.67)	(.75)	16.61	(6.26)	62	.49[6]	.46[6]	2.69[6]
Bond Fund
Class 1
6/30/08[10]	$11.14	$.31	$ (.35)	$ (.04)	$(.10)	$ (.03)	$ (.13)	$10.97	(0.39)%	$ 1,900	.40%[6]	.36%[6]	5.66%[6]
Class 2
6/30/08[10]	11.03	.30	(.35)	(.05)	(.09)	(.03)	(.12)	10.86	(0.44)	3,889	.65[6]	.61[6]	5.43[6]
Global Bond Fund
Class 1
6/30/08[10]	$10.83	$.23	$ .18	$ .41	$(.02)	$—[4]	$ (.02)	$11.22	3.69%	$ 68	.60%[6]	.54%[6]	4.17%[6]
Class 2
6/30/08[10]	10.81	.22	.17	.39	(.02)	—[4]	(.02)	11.18	3.61	767	.85[6]	.79[6]	3.91[6]
High-Income Bond Fund
Class 1
6/30/08[10]	$11.65	$.45	$ (.62)	$ (.17)	$ (.15)	$—	$ (.15)	$11.33	(1.50)%	$ 344	.48%[6]	.43%[6]	7.89%[6]
Class 2
6/30/08[10]	11.55	.43	(.62)	(.19)	(.14)	—	(.14)	11.22	(1.65)	1,004	.73[6]	.68[6]	7.65[6]
Class 3
6/30/08[10]	11.65	.44	(.62)	(.18)	(.14)	—	(.14)	11.33	(1.54)	26	.66[6]	.61[6]	7.72[6]
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/08[10]	$11.73	$.26	$ (.13)	$ .13	$ (.07)	—	$ (.07)	$11.79	1.11%	$ 287	.44%[6]	.40%[6]	4.35%[6]
Class 2
6/30/08[10]	11.65	.24	(.12)	.12	(.07)	—	(.07)	11.70	1.00	800	.69[6]	.65[6]	4.10[6]
Class 3
6/30/08[10]	11.74	.25	(.13)	.12	(.07)	—	(.07)	11.79	0.99	29	.62[6]	.58[6]	4.18[6]
Cash Management Fund
Class 1
6/30/08[10]	$11.40	$.15	$ —[4]	$ .15	$ (.07)	—	$ (.07)	$11.48	1.29%	$ 120	.33%[6]	.30%[6]	2.60%[6]
Class 2
6/30/08[10]	11.35	.13	—[4]	.13	(.06)	—	(.06)	11.42	1.17	625	.58[6]	.55[6]	2.31[6]
Class 3
6/30/08[10]	11.40	.13	—[4]	.13	(.06)	—	(.06)	11.47	1.17	22	.51[6]	.48[6]	2.42[6]

Portfolio turnover rate for all classes of shares	Six months ended June 30, 2008[10]

Global Discovery Fund	23%
Global Growth Fund	16
Global Small Capitalization Fund	20
Growth Fund	11
International Fund	24
New World Fund	12
Blue Chip Income and Growth Fund	10
Global Growth and Income Fund	14
Growth-Income Fund	15
Asset Allocation Fund	8
Bond Fund	29
Global Bond Fund	47
High-Income Bond Fund	15
U.S. Government/AAA-Rated Securities Fund	35
Cash Management Fund	—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]
This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

[4]	Amount less than $.01.

[6]	Annualized.

[10]	Unaudited. Six months ended June 30, 2008.

INAFBS-001-0908O   CGD/8024-S18786